Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Disposal of Subsidiaries [Abstract]
Disposal of subsidiaries
4.	Disposal of subsidiaries

In July 2022, the Company entered into an agreement to dispose of all its interest in Optonomous Technologies Inc. (75.00%) (“OPI”) and Taiwan Color Optics Technologies, Ltd. (24.69%) (“TCOT”) to a third-party individual, with net consideration of NT$0.001 and NT$100 in cash, respectively. The disposal of subsidiaries resulted in a loss of NT$5,118 recorded in the accompanying combined statements of operations and comprehensive loss in the caption of “other (loss) gains, net” for the year ended December 31, 2022.

The disposal of OPI was not a strategic shift of the Company’s business, while the disposal of TCOT was a strategic shift of the Company’s business. However, since TCO INC. only controlled 24.69% of TCOT’s equity interest before disposal, and the proportion of TCOT’s total assets and revenue as of and for the year ended December 31, 2021 accounted for less than 10% of that the Company’s, the disposal of TCOT would not have major impact on the Company’s business. Therefore, the disposal of OPI and TCOT was not qualified as discontinued operation.

The reconciliation of loss on disposal of subsidiaries are as follows: Accumulated other comprehensive loss

	As of July 1, 2022
	(unaudited)
Total consideration received	NT$	100
Net liabilities of subsidiaries attributed to the Company		(3,779)
Reversal of accumulated other comprehensive loss		(1,439)
Loss on disposal of subsidiaries	NT$	5,118